Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Schedule of Intangible Assets Excluding Goodwill
Intangible assets, net as of December 31, 2016 and 2017 are as follows:

	As of December 31, 2016
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	43,942	(17,471)	-	26,471
Digital Sales Assistant system	25,430	(12,927)	-	12,503
Trademark and lifetime membership	9,960	-	-	9,960
Domain names	22,101	(6,285)	-	15,816
Customer relationships	211,310	(44,989)	-	166,321
Brand name	20,830	(819)	-	20,011
Business cooperation	3,447,689	(1,131,710)	(254,873)	2,061,106
Others	32,191	(1,539)	-	30,652

	3,813,453	(1,215,740)	(254,873)	2,342,840

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	58,686	(25,038)	-	33,648
Digital Sales Assistant system	25,430	(15,470)	-	9,960
Trademark and lifetime membership	13,095	(265)	-	12,830
Domain names	25,399	(8,431)	-	16,968
Customer relationships	244,822	(75,349)	-	169,473
Brand name	20,830	(2,760)	-	18,070
Business cooperation	3,447,689	(1,761,589)	(254,873)	1,431,227
Others	39,113	(4,968)	-	34,145

	3,875,064	(1,893,870)	(254,873)	1,726,321

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	For the year ended December 31,
	2018	2019	2020	2021	2022
	RMB	RMB	RMB	RMB	RMB

Amortization expenses	697,100	671,441	206,881	26,525	20,444